Equity - Summary of Warrant Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	$ 500,002	$ 535,509	$ 497,044	$ 581,397	$ 581,397
Movement during the period	745	1,844	2,376	4,258
Ending balance	482,168	$ 517,127	482,168	517,127	497,044
Warrants
Disclosure Of Warrant Reserve [Line Items]
Beginning balance			12,969	$ 12,969	12,969
Movement during the period			0		0
Ending balance	$ 12,969		$ 12,969		$ 12,969